Financial results (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial results [Abstract]
Finance income	$ 15,794,456	$ 5,050,952	$ 5,680,068
Finance costs	(23,560,662)	(24,166,313)	(20,307,238)
Foreign currency exchange differences	(3,299,657)	2,563,019	(456,995)
Result as per adjustment units	$ 742,041	$ (110,539)	$ (2,246,846)